MINERAL RIGHTS AND PROPERTIES (Schedule of Mineral Rights and Properties) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 16, 2016	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Mine right fee	$ 1,337
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		$ 421,875	$ 427,856
Capitalized expenditures		20,693	18,772
Mine right fee			1,337
Environmental rehabiliation		(694)	(1,606)
Foreign currecy translation impact		36,362	(24,484)
Balance at end of year		478,236	421,875
Cost [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		234,847	232,127
Capitalized expenditures		20,125	18,058
Mine right fee			1,337
Environmental rehabiliation		(589)	(1,448)
Foreign currecy translation impact		23,351	(15,227)
Balance at end of year		277,734	234,847
Cost [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		63,746	64,815
Capitalized expenditures		14
Mine right fee
Environmental rehabiliation		(52)	(101)
Foreign currecy translation impact		1,346	(968)
Balance at end of year		65,054	63,746
Cost [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		103,202	109,478
Capitalized expenditures		323	714
Mine right fee
Environmental rehabiliation		(36)	(57)
Foreign currecy translation impact		9,755	(6,933)
Balance at end of year		113,244	103,202
Cost [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		19,906	21,257
Capitalized expenditures		231
Mine right fee
Environmental rehabiliation		(17)
Foreign currecy translation impact		1,904	(1,351)
Balance at end of year		22,024	19,906
Cost [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		174	179
Capitalized expenditures
Mine right fee
Environmental rehabiliation
Foreign currecy translation impact		6	(5)
Balance at end of year		180	174
Impairment and accumulated depletion [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(215,675)	(211,776)
Impairment Loss			(181)
Depletion		(14,033)	(14,326)
Foreign currecy translation impact		(16,448)	10,608
Balance at end of year		(246,156)	(215,675)
Impairment and accumulated depletion [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(64,157)	(55,524)
Impairment Loss
Depletion		(12,196)	(12,457)
Foreign currecy translation impact		(6,746)	3,824
Balance at end of year		(83,099)	(64,157)
Impairment and accumulated depletion [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(56,891)	(57,386)
Impairment Loss
Depletion
Foreign currecy translation impact		(693)	495
Balance at end of year		(57,584)	(56,891)
Impairment and accumulated depletion [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(74,547)	(77,609)
Impairment Loss
Depletion		(1,837)	(1,869)
Foreign currecy translation impact		(7,111)	4,931
Balance at end of year		(83,495)	(74,547)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(19,906)	(21,257)
Impairment Loss
Depletion
Foreign currecy translation impact		(1,892)	1,351
Balance at end of year		(21,798)	(19,906)
Impairment and accumulated depletion [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		(174)
Impairment Loss			(181)
Depletion
Foreign currecy translation impact		(6)	7
Balance at end of year		(180)	(174)
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		206,200
Balance at end of year		232,080	206,200
Carrying amounts [Member] | Producing and development properties YMD [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		170,690
Balance at end of year		194,635	170,690
Carrying amounts [Member] | Producing and development properties BYP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		6,855
Balance at end of year		7,470	6,855
Carrying amounts [Member] | Producing and development properties GC [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year		28,655
Balance at end of year		29,749	28,655
Carrying amounts [Member] | Exploration and evaluation properties XHP [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year		226
Carrying amounts [Member] | Exploration and evaluation properties RZY [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year
Balance at end of year